Government Grants (Details) - Schedule of government grants - Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Grants (Details) - Schedule of government grants [Line Items]
At 1 January
Received during the year	2,336,517
Released to the statement of profit or loss	(2,546,360)
At 31 December	209,843
Current assets	601,612
Non-current liabilities	(310,163)
Current liabilities	(81,606)
Total	$ 209,843